Post employment benefits - Movement in net (deficit)/surplus (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	£ 215	£ 66
Exchange differences	(8)	(10)
Charge before taxation	(38)	(64)	£ (95)
Other comprehensive (loss)/income	40	31	459
Contributions by the group	156	192
Employee contributions	0	0
Benefits paid	0	0
Ending Balance	365	215	66
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	9,713	9,310
Exchange differences	65	45
Charge before taxation	198	234
Other comprehensive (loss)/income	774	438
Contributions by the group	156	192
Employee contributions	5	5
Benefits paid	(489)	(511)
Ending Balance	10,422	9,713	9,310
Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(9,498)	(9,244)
Exchange differences	(73)	(55)
Charge before taxation	(236)	(298)
Other comprehensive (loss)/income	(734)	(407)
Contributions by the group	0	0
Employee contributions	(5)	(5)
Benefits paid	489	511
Ending Balance	£ (10,057)	£ (9,498)	£ (9,244)